Other Assets - Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other current assets
Prepaid expenses	$ 45	$ 45
Income taxes receivable	12	30
Contract assets	9	24
Other	49	42
Total other current assets	$ 114	$ 141